First-time Adoption of IFRS	12 Months Ended
Dec. 31, 2020
First-time Adoption of IFRS
First-time Adoption of IFRS
30.	First-time Adoption of IFRS

These consolidated financial statements, for the year ended December 31, 2020, are the first consolidated financial statements the Group has prepared in accordance with IFRS. Each legal entity prepared its financial statements in accordance with local generally accepted accounting principles (“Local GAAP”). Accordingly, the Group has prepared consolidated financial statements that comply with IFRS applicable as of December 31, 2020, together with the comparative period data for the year ended December 31, 2019, as described in the summary of significant accounting policies. In preparing the consolidated financial statements, the Group’s consolidated opening statement of financial position was prepared as of January 1, 2019, the Group’s date of transition to IFRS. Historically, consolidated financial statements were not prepared under local GAAP, consequently, these are the first consolidated financial statements prepared and a reconciliation from Local GAAP to IFRS is not possible.

Exemptions applied

All relevant mandatory exemptions have been applied. Additionally, IFRS 1 allows first-time adopters certain exemptions from the retrospective application of certain requirements under IFRS.

The Group has applied the exemption to deem cumulative currency translation difference for all foreign operations to be zero as of January 1, 2019.

The Group assessed all contracts existing at January 1, 2019 to determine whether a contract contains a lease based upon the conditions in place at the date of transition. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate (“IBR”) and the right-of-use assets were measured at the amount equal to the lease liabilities. At January 1, 2019, the impact of renewal options that are reasonably certain to be exercised has been assessed as significant for the Group.

As a lessee, Lilium applied exemptions on a lease-by-lease basis at the date of transition to IFRS as follows:

●	a single discount rate was applied to a portfolio of leases with reasonably similar characteristics;
●	leases with a lease term ending within 12 months of the date of transition were accounted for as if they were short-term leases;
●	for low value assets, the Group has recognized lease payments as an expense on a straight-line basis over the lease term;
●	initial direct costs were excluded from the measurement of the right of use asset at the date of transition to IFRS; and
●	hindsight was applied in determining the lease term if the underlying lease contract contains options to extend or terminate the lease.